Registration No. 2-81151




DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST     Two World Trade Center, New
York, New York 10048
LETTER TO THE SHAREHOLDERS
------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The fiscal year ended September 30, 1995, was an outstanding period for the equity markets in general, and for small- to mid-sized growth companies in particular.

When the fiscal year began on September 30, 1994, the Federal Reserve Board was in the midst of aggressively tightening monetary policy with the hopes of orchestrating a "soft landing" for the economy and restraining inflation. By the first quarter of 1995, it appeared that the central bank's strategy was on the mark, as both the stock and bond markets advanced. The U.S. equity market, led by technology and financial stocks, scaled new heights during the second quarter. Clearly, the bulls had a lot to celebrate: the expectation of slower U.S. growth (with no recession), containment of inflation, continued profit increases, a balanced budget bill, slower growth overseas and an improvement in the dollar.

As the fiscal year came to a close on September 30, 1995, stock prices sprinted higher, with the intrepid technology sector propelling several major averages to record levels. An improving, but somewhat lackluster, economy with relatively moderate inflation should curb Federal Reserve Board intervention for a while, keeping interest rates trading at their current levels.

PERFORMANCE AND PORTFOLIO

Against this backdrop, Dean Witter Developing Growth Securities posted a total return of 46.87 percent during the fiscal year ended September 30, 1995. During the same period, the broad-based, capitalization-weighted Standard & Poor's 500 Composite Stock Price Index returned 29.76 percent, while the NASDAQ Composite Index returned 36.54 percent. The accompanying chart illustrates the growth of a $10,000 investment in the Fund on September 30, 1985 through the end of the fiscal year, compared to a similar investment in the issues that comprise the Standard & Poor's 500 Composite Stock Price Index. (The Fund commenced operations on April 29, 1983.)

The Fund's performance was driven by its large weighting in technology stocks which led the overall market during the second and third quarters.

Dean Witter Developing Growth Securities Trust
LETTER TO THE SHAREHOLDERS, continued
------------------------------------------------------------------------------

The Fund's technology holdings are diversified among several sectors including semiconductors (9.8 percent of Fund assets), computer software (5.3 percent) and telecommunications equipment companies (.4 percent). These companies have posted above average earnings through increased market penetration and new product introductions. Among the Fund's technology holdings are LSI Logic Corp., Micron Technology, Inc., Glenayre Technologies, Inc. and U.S. Robotics Corp.

The Fund also has a significant position in the health care sector (12.2 percent of Fund assets), which has been fueled by changes in government regulations that make new product applications more expedient. Recently, the Fund added biotechnology and generic drug companies which the portfolio manager believes are well situated to benefit from the current environment.

DEAN WITTER DEVELOPING GROWTH
                        GROWTH OF $10,000
        DATE                    TOTAL           S&P 500
---------------------------------------------------------
September 30, 1985             $10,000          $10,000
September 30, 1986             $11,222          $13,174
September 30, 1987             $14,371          $18,894
September 30, 1988             $12,680          $16,555
September 30, 1989             $14,856          $22,006
September 30, 1990             $11,756          $19,974
September 30, 1991             $18,517          $26,190
September 30, 1992             $16,079          $29,079
September 30, 1993             $27,004          $32,854
September 30, 1994             $24,606          $34,064
September 30, 1995             $36,138(3)       $44,201
---------------------------------------------------------

                  AVERAGE ANNUAL TOTAL RETURNS
1 YEAR          5 YEARS         10 YEARS
---------------------------------------------------------
46.87(1)         25.18(1)        13.71(1)
41.87(2)         25.02(2)        13.71(2)
---------------------------------------------------------
_______Fund         _______S&P 500 (4)
---------------------------------------------------------

Past performance is not predictive of future returns.
________________________________________
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

(3)     Closing value assuming a complete redemption on September 30, 1995.

(4) The Standard and Poor's 500 Composite Stock Price Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The index does not include any expenses, fees or charges.

LOOKING AHEAD

Looking ahead to 1996, the benefits of investing in small- and medium-sized companies looks favorable given the forecasts of moderate, but sustained, economic growth and low inflation. In addition, we continue to believe that smaller, more nimble companies should perform well in the years to come as increased global competition will require companies to be more flexible and responsive to changing market conditions. Further driving the equity markets, through inflows into mutual funds, are investor needs to invest for such long-term goals as retirement and college education. These factors, combined, lead us to believe that multiples will continue to expand.

We appreciate your support of Dean Witter Developing Growth Securities and look forward to serving your investment objectives.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO
    CHARLES A. FIUMEFREDDO
    Chairman of the Board

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS September 30, 1995
------------------------------------------------------------------------------

 NUMBER OF
 SHARES                                                   VALUE
----------- -------------------------------------  --------------
            COMMON STOCKS (87.9%)
            Aerospace & Defense (0.1%)
 45,000     Base Ten Systems Inc. (Class A)*        $    500,625
                                                    --------------
            Auto Parts (0.1%)
 40,000     Safety Components International,
            Inc.*                                        735,000
                                                    --------------
            Banking (0.7%)
 80,000     First Bank System, Inc.                    3,850,000
                                                    --------------
            Banks - Commercial (0.1%)
 20,000     Firstar Corp.                                740,000
                                                    --------------
            Banks - Regional (0.3%)
 52,500     Provident Bankshares Corp.                 1,575,000
                                                    --------------
            Beverages - Alcoholic (0.2%)
 35,000     Mondavi (Robert) Corp. (The) (Class A)*      892,500
                                                    --------------
            Biotechnology (0.7%)
 30,000     Alteon, Inc.*                                363,750
 30,000     Cephalon Inc.*                               817,500
 35,000     Creative Biomolecules, Inc.*                 194,688
 20,000     Genetics Institute, Inc.*                    750,000
 60,000     Protein Design Labs, Inc.*                 1,170,000
 25,000     Sepracor, Inc.*                              540,625
                                                     --------------
                                                       3,836,563
                                                    --------------
            Broadcast Media (0.8%)
 60,000     Heftel Broadcasting Corp.*                 1,155,000
 30,000     SFX Broadcasting, Inc. (Class A)             840,000
 50,000     United Video Satellite Group, Inc.
            (Class A)*                                 1,475,000
 45,000     Westwood One, Inc.*                          798,750
                                                    --------------
                                                       4,268,750
                                                    --------------
            Business Systems (0.1%)
 20,000     American Management Systems, Inc.*           530,000
                                                    --------------
            Chemicals (0.3%)
 40,000     Adco Technologies, Inc.*                     340,000
 25,000     Sigma-Aldrich Corp.                        1,212,500
                                                    --------------
                                                       1,552,500
                                                    --------------
            Commercial Services (1.5%)
 45,000     Alternative Resources Corp.*               1,440,000
 50,000     Career Horizons, Inc.*                     1,350,000
 70,000     Danka Business Systems PLC (ADR)
            (United Kingdom)*                        $ 2,520,000
 40,000     Norrell Corp.                              1,270,000
 45,000     On Assignment, Inc.*                       1,136,250
                                                    --------------
                                                       7,716,250
                                                    --------------
            Communications - Equipment &
            Software (4.7%)
180,000     3Com Corp.*                                8,190,000
115,000     Bay Networks, Inc.*                        6,138,125
 85,000     Cisco Systems, Inc.*                       5,865,000
 50,000     Colonial Data Technologies Corp.*            925,000
 40,000     Global Village Communications, Inc.*         555,000
 70,000     Madge Networks NV (Netherlands)*           2,248,750
 60,000     Performance Systems International,
            Inc.*                                      1,275,000
                                                    --------------
                                                      25,196,875
                                                    --------------
            Communications -
            Equipment/Manufacturers (8.7%)
 75,000     ADC Telecommunications, Inc.*              3,412,500
130,000     Andrew Corp.*                              7,930,000
 50,000     Comverse Technology, Inc.*                 1,087,500
100,000     DSC Communications Corp.*                  5,925,000
120,000     Glenayre Technologies, Inc.*               8,640,000
 50,000     Stratacom, Inc.*                           2,743,750
190,000     Tellabs, Inc.*                             7,980,000
100,000     U.S. Robotics Corp.*                       8,525,000
                                                    --------------
                                                      46,243,750
                                                    --------------



            Computer - Aided Design (1.5%)
  9,000     ArcSys, Inc.*                                367,875
 50,000     Cadence Design Systems, Inc.*              1,962,500
 70,000     Integrated Silicon Systems, Inc.           2,030,000
120,000     Synopsys, Inc.*                            3,690,000
                                                    --------------
                                                       8,050,375
                                                    --------------
            Computer Equipment (0.1%)
 30,000     Storage Technology Corp.*                    735,000
                                                    --------------
            Computer Software (5.3%)
 45,000     Cheyenne Software, Inc.*                     900,000
 25,000     Computron Software, Inc.*                    431,250
 51,000     Inference Corp. (Class A)*                   726,750
 90,000     Informix Corp.*                            2,925,000
 60,000     Kronos, Inc.*                              2,775,000
 80,000     Macromedia, Inc.*                          4,560,000
 50,000     Oracle Systems Corp.*                      1,912,500

                  See Notes to Financial Statements

Dean Witter Developing Growth Securities Trust
PORTFOLIO OF INVESTMENTS September 30, 1995, continued
------------------------------------------------------------------------------

 NUMBER OF
 SHARES                                                   VALUE
-----------  -------------------------------------  --------------

 90,000       Peoplesoft, Inc.*                      $ 8,145,000
 40,500       Progress Software Corp.*                 2,693,250
 78,000       Project Software & Development, Inc.*    1,998,750
 40,000       Symantec Corp.*                          1,195,000
                                                    --------------
                                                      28,262,500
                                                    --------------
              Computer Software & Services (0.7%)
 45,000       C.I.S. Technologies, Inc.*                 171,563
 38,000       Checkfree Corp.*                           760,000
  2,500       Computer Management Sciences, Inc.          41,875
 30,000       Cycare Systems, Inc.*                      997,500
 23,000       New Paradigm Software Corp.*               132,250
 17,200       Novadigm, Inc.*                            288,100
 40,000       Premenos Technology Corp.*               1,270,000
                                                    --------------
                                                       3,661,288
                                                    --------------
              Computers - Peripheral Equipment (0.3%)
 35,000       Exabyte Corp.*                             463,750
 25,000       Seagate Technology, Inc.*                1,053,125
                                                    --------------
                                                       1,516,875
                                                    --------------
              Computers - Systems (0.3%)
 25,000       Sequent Computer Systems, Inc.*            496,875
 36,000       VideoServer, Inc.*                       1,269,000
                                                    --------------
                                                       1,765,875
                                                    --------------
              Consumer Services (0.3%)
 45,000       3D Systems Corp.                           753,750
 20,000       ITI Technologies, Inc.*                    540,000
 50,000       Protection One, Inc.*                      450,000
                                                    --------------
                                                       1,743,750
                                                    --------------
              Cosmetics (0.1%)
 25,000       Thermolase Corp.*                          509,375
                                                    --------------
              Distributors - Consumer Products (0.5%)
 60,000       CompUSA, Inc.*                           2,580,000
                                                    --------------
              Drugs (0.0%)
 20,000       IDEC Pharmaceuticals Corp.                 157,500
                                                    --------------
              Electrical Equipment (0.7%)
 50,000       Fore Systems, Inc.*                      1,837,500
 50,000       Methode Electronics, Inc. (Class A)      1,112,500
 41,000       Zycon Corp.*                               502,250
                                                    --------------
                                                       3,452,250
                                                    --------------
              Electronic Components (2.6%)
 60,000       Adaptec, Inc.*                         $ 2,475,000
 70,000       Adtran, Inc.*                            2,432,500
 60,000       Electro Scientific Industries, Inc.*     2,085,000
 50,000       Komag Inc.*                              3,250,000
 60,000       Pairgain Technologies, Inc. *            2,070,000
 49,000       Teltrend, Inc.*                          1,580,250
                                                    --------------
                                                      13,892,750
                                                    --------------
              Electronics (0.3%)
 50,000       Accom Inc                                  425,000
              Franklin Electronics Publishers,
 20,000       Inc.*                                      787,500
 37,000       Mackie Designs, Inc.*                      527,250
                                                    --------------
                                                       1,739,750
                                                    --------------
              Electronics - Instrumentation (0.5%)
110,000       Trimble Navigation Ltd.*                 2,750,000
                                                    --------------
              Electronics - Semiconductors (0.6%)
 97,500       MEMC Electronic Materials, Inc.*         2,620,312
 50,000       Semiconductor Packaging Materials
              Co., Inc.                                  587,500
                                                    --------------
                                                       3,207,812
                                                    --------------
              Energy (0.1%)
 35,000       Nuevo Energy Co.*                          787,500
                                                    --------------




              Entertainment & Leisure Time (2.3%)
 25,000       Acclaim Entertainment, Inc.*               640,625
 70,000       Cinar Films Inc. (Class B) (Canada)*       848,750
 80,000       Electronic Arts, Inc.*                   2,930,000
 55,000       Gaylord Entertainment Co. (Class A)      1,491,875
 80,000       Sierra On-Line, Inc.*                    3,120,000
 80,000       Softkey International, Inc.*             3,540,000
                                                    --------------
                                                      12,571,250
                                                    --------------
              Entertainment/Gaming (0.4%)
 30,000       Scientific Games Holding Corp.*          1,110,000
 35,000       Showboat, Inc.                             756,875
 30,000       Station Casinos, Inc.*                     457,500
                                                    --------------
                                                       2,324,375
                                                    --------------
              Environmental Control (0.9%)
 35,000       U.S.A. Waste Services, Inc.*               682,500
100,000       United Waste Systems, Inc.*              4,175,000
                                                    --------------
                                                       4,857,500
                                                    --------------

                       See Notes to Financial Statements

Dean Witter Developing Growth Securities Trust
PORTFOLIO OF INVESTMENTS September 30, 1995, continued
------------------------------------------------------------------------------

 NUMBER OF
 SHARES                                                   VALUE
-----------  -------------------------------------  --------------

                                                    --------------
              Financial - Miscellaneous (0.1%)
 25,000       First Colony Corp.                     $   675,000
                                                    --------------
              Financial Services (1.7%)
 60,000       Envoy Corp.*                               690,000
 90,000       Green Tree Financial Corp.               5,490,000
 70,000       Mercury Finance Co.                      1,706,250
 50,000       Olympic Financial Ltd.*                  1,362,500
                                                    --------------
                                                       9,248,750
                                                    --------------
              Food Services (0.2%)
 30,000       Daka International, Inc.*                  978,750
                                                    --------------
              Healthcare Products & Services (2.9%)
 40,000       Cerner Corp.*                            1,350,000
 20,000       HBO & Co.                                1,250,000
190,000       Medaphis Corp.*                          5,225,000
 70,000       Medic Computer Systems, Inc.*            3,587,500
100,000       Shared Medical Systems Corp.             4,150,000
                                                    --------------
                                                      15,562,500
                                                    --------------
              Hospital Management & Health
              Maintenance Organizations (4.6%)
 60,000       Apogee, Inc.*                            1,065,000
175,000       Apria Healthcare Group, Inc.*            4,243,750
 35,000       Genesis Health Ventures, Inc.*           1,251,250
200,000       Healthsouth Rehabilitation Corp.*        5,100,000
 30,000       Horizon/CMS Healthcare Corp.*              682,500
 60,000       Oxford Health Plans, Inc.*               4,350,000
132,500       PhyCor, Inc.*                            4,538,125
 55,000       Theratx, Inc.*                             708,125
 80,000       Vencor, Inc.*                            2,560,000
                                                    --------------
                                                      24,498,750
                                                     --------------
              Hospital Supply (0.2%)
 30,000       Clintrials, Inc.                           596,250
 40,000       North American Biologicals, Inc.           330,000
                                                    --------------
                                                         926,250
                                                    --------------
              Hotels/Motels (1.9%)
 80,000       Hospitality Franchise Systems, Inc.*     4,190,000
150,000       La Quinta Inns, Inc.                     4,200,000
 50,000       Prime Hospitality Corp.*                   512,500
 60,000       Renaissance Hotel Group NV (Hong
              Kong)*                                   1,065,000
                                                    --------------
                                                       9,967,500
                                                    --------------
              Household Furnishings &
              Appliances (0.1%)
 35,000       Ethan Allen Interiors, Inc.*          $    752,500
                                                    --------------
              Insurance (0.2%)
 50,000       U.S. Facilities Corp.                    1,000,000
                                                    --------------
              Life Insurance (0.1%)
 20,000       Reinsurance Group of America, Inc.         705,000
                                                    --------------
              Machinery - Diversified (0.0%)
 16,000       Computational Systems, Inc.                256,000
                                                    --------------
              Manufacturing (0.5%)
 50,000       Crane Co.                                1,725,000
 60,000       Memtec Ltd. (ADR) (Australia)            1,050,000
                                                    --------------
                                                       2,775,000
                                                    --------------
              Manufacturing - Diversified (0.1%)
 55,000       Figgie International, Inc. (Class A)       721,875
                                                    --------------
              Medical Equipment (2.8%)
210,000       Boston Scientific Corp.*                 8,951,250
100,000       Respironics, Inc.*                       1,900,000
170,000       Staar Surgical Co.*                      2,040,000
 50,000       Summit Technology, Inc.*                 2,287,500
                                                    --------------
                                                      15,178,750
                                                    --------------




              Medical Products & Supplies (1.5%)
150,000       Omnicare, Inc.                           5,850,000
 15,000       Penederm, Inc.                             125,625
 60,000       Research Industries Corp.*               1,740,000
                                                    --------------
                                                       7,715,625
                                                    --------------
              Medical Services (0.2%)
 40,000       Compdent Corp.                           1,170,000
                                                    --------------
              Metals & Mining (0.4%)
 60,000       Case Corp.                               2,205,000
                                                    --------------
              Multi-Line Insurance (0.2%)
 25,000       American Financial Group Inc.              750,000
  5,000       United Dental Care, Inc.                   150,000
                                                    --------------
                                                         900,000
                                                    --------------
              Office Equipment (0.2%)
 50,000       Nu-Kote Holdings, Inc. (Class A)*        1,087,500
                                                    --------------

                  See Notes to Financial Statements

Dean Witter Developing Growth Securities Trust
PORTFOLIO OF INVESTMENTS September 30, 1995, continued
------------------------------------------------------------------------------

 NUMBER OF
 SHARES                                                   VALUE
-----------  -------------------------------------  --------------

              Office Equipment & Supplies (1.0%)
 70,000       Corporate Express, Inc.*               $ 1,688,750
 30,000       Staples, Inc.*                             847,500
 60,000       Viking Office Products, Inc.*            2,505,000
                                                    --------------
                                                       5,041,250
                                                    --------------
              Oil & Gas Products (0.8%)
 60,000       Barrett Resources Corp.*                 1,350,000
 70,000       Chesapeake Energy Corp.*                 2,213,750
 57,500       Core Laboratories, Inc. NV*                690,000
                                                    --------------
                                                       4,253,750
                                                    --------------
              Oil Drilling & Services (0.1%)
 40,000       Global Marine, Inc.*                       285,000
                                                    --------------
              Oil Equipment & Services (0.2%)
 40,000       Arethusa (Off-Shore) Ltd.                  825,000
                                                    --------------
              Oil Well Equipment & Service (1.6%)
 90,000       Input/Output, Inc.*                      3,453,750
 40,000       Petroleum Geo-Services AS (ADR)
              (Norway)*                                  980,000
 80,000       Seitel Inc.*                             2,270,000
 90,000       Smith International, Inc.*               1,563,750
                                                    --------------
                                                       8,267,500
                                                    --------------
              Paper Products (0.8%)
 50,000       Alco Standard Corp.                      4,237,500
                                                    --------------
              Pharmaceuticals (3.3%)
 25,000       Alliance Pharmaceutical Corp.*             300,000
 40,000       Autoimmune, Inc.                           615,000
 42,000       Depotech Corp.*                            567,000
100,000       Dura-Pharmaceuticals, Inc.*              2,950,000
 60,000       Genzyme Corp. General Division*          3,450,000
 30,000       Gilead Sciences, Inc.*                     652,500
 25,000       Interneuron Pharmaceuticals, Inc.*         284,375
100,000       Ivax Corp.                               3,012,500
110,000       Royce Laboratories, Inc.*                  969,375
 15,000       Sequus Pharmaceuticals, Inc.*              172,500
100,000       Teva Pharmaceutical Industries Ltd.
              (ADR) (Israel)                           3,600,000
 25,000       Watson Pharmaceuticals, Inc.*            1,025,000
                                                    --------------
                                                      17,598,250
                                                    --------------
              Precision Instruments (0.6%)
 80,000       Millipore Corp.                          3,000,000
                                                    --------------
              Property - Casualty Insurance (0.4%)
 35,000       Exel Ltd. (Bermuda)                    $ 2,034,375
                                                    --------------
              Restaurants (0.4%)
 55,000       Cheesecake Factory, Inc.*                1,457,500
 27,500       Sonic Corp.*                               605,000
                                                    --------------
                                                       2,062,500
                                                    --------------
              Retail (0.6%)
 10,000       Marisa Christina, Inc.                     155,000
 30,000       Oakley, Inc.*                              888,750
 85,000       Wolverine World Wide, Inc.               2,326,875
                                                    --------------
                                                       3,370,625
                                                    --------------
              Retail - General Merchandise (0.2%)
 50,000       Duty Free International, Inc.              637,500
 15,000       Eastbay, Inc.                              296,250
                                                    --------------
                                                         933,750
                                                    --------------
              Retail - Specialty (1.9%)
 30,000       Barnes & Noble, Inc.*                    1,147,500
 50,000       Bed, Bath & Beyond, Inc.*                1,512,500
 40,000       Claire's Stores Inc.                       820,000
 30,000       CML Group, Inc.                            210,000
 20,000       Cole National Corp. (Class A)              242,500
 65,000       Dollar General Corp.                     1,909,375
154,000       Hollywood Entertainment Corp.*           3,291,750
 34,000       Moovies, Inc.*                             663,000
 20,000       West Marine, Inc.*                         620,000



                                                    --------------
                                                      10,416,625
                                                    --------------
              Retail - Specialty Apparel (0.4%)
 40,000       Just for Feet, Inc.                      1,230,000
 20,000       Mens Wearhouse, Inc. (The)                 720,000
                                                    --------------
                                                       1,950,000
                                                    --------------
              Semiconductor Equipment (7.7%)
 50,000       Applied Materials, Inc.*                 5,112,500
 30,000       BMC Industries, Inc.                     1,158,750
 50,000       Electroglas, Inc.*                       3,375,000
180,000       FSI International, Inc.*                 5,895,000
 62,500       Fusion Systems Corp.*                    1,796,875
 90,000       KLA Instruments Corp.*                   7,222,500
150,000       Kulicke & Soffa Industries, Inc.*        5,475,000
 35,000       Mylex Corp.*                               595,000
100,000       Tencor Instruments*                      4,400,000
150,000       Ultratech Stepper, Inc.*                 6,300,000
                                                    --------------
                                                      41,330,625
                                                    --------------

                        See Notes to Financial Statements

Dean Witter Developing Growth Securities Trust
PORTFOLIO OF INVESTMENTS September 30, 1995, continued
------------------------------------------------------------------------------

 NUMBER OF
 SHARES                                                   VALUE
-----------  -------------------------------------  --------------

              Semiconductors (9.8%)
110,000       Altera Corp.*                          $  6,861,250
120,000       Analog Devices, Inc.*                     4,155,000
155,000       Atmel Corp*                               5,231,250
140,000       Integrated Device Technology, Inc.*       3,482,500
175,000       LSI Logic Corp.*                         10,106,250
 45,000       Maxim Integrated Products Inc.*           3,330,000
 65,000       Microchip Technology, Inc.*               2,461,875
115,000       Micron Technology, Inc.                   9,142,500
 60,000       S3, Inc.                                  2,100,000
 63,000       Vishay Intertechnology, Inc.              2,646,000
 85,000       VLSI Technology, Inc.*                    2,900,625
                                                    --------------
                                                       52,417,250
                                                    --------------
              Telecommunication Equipment (0.4%)
 35,000       Ortel Corp.*                                463,750
 40,000       Picturetel Corp.*                         1,795,000
                                                    --------------
                                                        2,258,750
                                                    --------------
              Telecommunications (2.5%)
 40,000       Arch Communications Group, Inc.*          1,045,000
 70,000       Globalstar Telecommunications Ltd.
              (Bermuda)*                                1,470,000
 75,000       Metrocall Inc.*                           2,043,750
 70,000       Mobilemedia Corp.*                        1,890,000
 60,000       Paging Network, Inc.*                     2,880,000
 59,500       Qualcomm Inc.*                            2,729,562
 20,000       Transaction Network Services, Inc.*         522,500
 45,000       U.S. Long Distance Corp.*                   675,000
                                                    --------------
                                                       13,255,812
                                                    --------------
              Transportation (1.2%)
 50,000       Fritz Companies, Inc.*                    3,675,000
 30,000       Midwest Express Holdings, Inc.*             675,000
150,000       Worldcorp, Inc.*                          1,818,750
                                                    --------------
                                                        6,168,750
                                                    --------------
              Utilities - Telephone (0.2%)
 40,000       Frontier Corp.                            1,065,000
                                                    --------------
              Wholesale & International Trade (0.1%)
 18,000       Daisytek International Corp.*               585,000
                                                    --------------
              TOTAL COMMON STOCKS
              (Identified Cost $297,743,746)          469,885,600
                                                    --------------
              CONVERTIBLE PREFERRED STOCK (0.0%)
              Oil & Gas Products
  4,000       Snyder Oil Corp. $1.50 (Identified
              Cost $100,000)                               79,500
                                                    --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                           VALUE
-----------  ---------------------------------  --------------
             SHORT-TERM INVESTMENTS (15.2%)
             COMMERCIAL PAPER (a) (6.5%)
             Automotive Finance (2.8%)
$15,000      Ford Motor Credit Co.
             5.73% due 10/06/95                 $14,988,063
                                                --------------
             Industrials (3.7%)
 20,000      General Electric Co.
             5.75% due 10/02/95                  19,996,805
                                                --------------
             TOTAL COMMERCIAL PAPER (Amortized
             Cost $34,984,868)                   34,984,868
                                                --------------
             U.S. GOVERNMENT AGENCY (a) (8.4%)
 44,910      Federal Home Loan Mortgage Corp.
             6.30% due 10/02/95 (Amortized
             Cost $44,902,141)                   44,902,141
                                                --------------
             REPURCHASE AGREEMENT (0.3%)
  1,464      The Bank of New York 5.375% due



             10/02/95 (dated 09/29/95;
             proceeds $1,464,705;
             collateralized by $1,619,459 U.S.
             Treasury Note 6.875% due 07/31/99
             valued at $1,683,364) (Identified
             Cost $1,464,049)                     1,464,049
                                                --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $81,351,058)       81,351,058
                                                --------------

 TOTAL INVESTMENTS
(Identified Cost $379,194,804) (b)   103.1%     551,316,158
LIABILITIES IN EXCESS OF
OTHER ASSETS .......................  (3.1)     (16,447,654)
                                     --------  --------------
NET ASSETS ......................... 100.0%    $534,868,504
                                     ========  ==============

------------
   ADR  American Depository Receipt.
   *    Non-income producing security.
   (a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
   (b) The aggregate cost for federal income tax purposes is $379,561,528; the aggregate gross unrealized appreciation is $175,242,918 and the aggregate gross unrealized depreciation is $3,488,288, resulting in net unrealized appreciation of $171,754,630.


                    See Notes to Financial Statements

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
------------------------------------------------------------------------------

 ASSETS:
Investments in securities, at value
 (identified cost $379,194,804)  ........ $551,316,158
Receivable for:
  Shares of beneficial interest sold  ...    2,016,497
  Investments sold ......................      381,954
  Dividends .............................       53,638
Prepaid expenses and other assets  ......       38,267
                                          --------------
  TOTAL ASSETS ..........................  553,806,514
                                          --------------
LIABILITIES:
Payable for:
  Investments purchased .................   16,219,820
  Shares of beneficial interest
  repurchased ...........................    1,902,520
  Plan of distribution fee ..............      431,986
  Investment management fee .............      215,312
Accrued expenses and other payables  ....      168,372
                                          --------------
  TOTAL LIABILITIES .....................   18,938,010
                                          --------------
NET ASSETS:
Paid-in-capital .........................  334,506,680
Net unrealized appreciation .............  172,121,354
Accumulated net investment loss  ........      (33,774)
Accumulated undistributed net realized
 gain ...................................   28,274,244
                                          --------------
  NET ASSETS ............................ $534,868,504
                                          ==============
NET ASSET VALUE PER SHARE,
 20,939,667 shares outstanding
 (unlimited shares authorized of $.01
 par value) .............................. $     25.54
                                          ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1995
------------------------------------------------------------------------------

NET INVESTMENT INCOME:
INCOME
Interest .............................. $  1,824,842
Dividends (net of $4,452 foreign
 withholding tax) .....................      990,645
                                        -------------
  TOTAL INCOME ........................    2,815,487
                                        -------------
EXPENSES
Plan of distribution fee ..............    3,834,696
Investment management fee .............    1,916,827
Transfer agent fees and expenses  .....      626,725
Custodian fees ........................       98,442
Shareholder reports and notices  ......       96,753
Registration fees .....................       88,658
Professional fees .....................       69,881
Trustees' fees and expenses ...........       48,181
Other .................................        4,734
                                        -------------
  TOTAL EXPENSES ......................    6,784,897
                                        -------------
  NET INVESTMENT LOSS .................   (3,969,410)
                                        -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .....................   32,573,927
Net change in unrealized appreciation    129,339,870
                                        -------------
  NET GAIN ............................  161,913,797
                                        -------------
NET INCREASE .......................... $157,944,387
                                        =============

                  See Notes to Financial Statements

Dean Witter Developing Growth Securities Trust
FINANCIAL STATEMENTS, continued
------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                      FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                      SEPTEMBER 30, 1995    SEPTEMBER 30, 1994
                                                      ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ................................... $ (3,969,410)       $ (3,993,533)
Net realized gain .....................................   32,573,927           3,682,165
Net change in unrealized appreciation .................  129,339,870         (27,082,586)
                                                        ------------------  ------------------
  NET INCREASE (DECREASE) .............................  157,944,387         (27,393,954)
Distributions to shareholders from net realized gain  .   (2,979,381)        (16,359,904)
Net increase from transactions in shares of beneficial
 interest .............................................   39,734,514         143,534,029
                                                        ------------------  ------------------
  TOTAL INCREASE ......................................  194,699,520          99,780,171
NET ASSETS:
Beginning of period ...................................  340,168,984         240,388,813
                                                        ------------------  ------------------
 END OF PERIOD
 (Including accumulated net investment loss of $33,774
 and undistributed net investment income of $30,200,
 respectively) ........................................ $534,868,504        $340,168,984
                                                        ==================  ==================

                     See Notes to Financial Statements

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 1995
------------------------------------------------------------------------------

1. Organization and Accounting Policies

Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes the accretion of discounts on certain short-term securities.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered

Dean Witter Developing Growth Securities Trust
NOTES TO FINANCIAL STATEMENTS September 30, 1995, continued
------------------------------------------------------------------------------

temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2.  INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays its Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3.  PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers

Dean Witter Developing Growth Securities Trust
NOTES TO FINANCIAL STATEMENTS September 30, 1995, continued
------------------------------------------------------------------------------

who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended September 30, 1995, it received approximately $991,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4.  SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995 aggregated $406,228,484 and $427,323,003, respectively.

For the year ended September 30, 1995, the Fund incurred $91,840 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1995, the Fund's payable for investments purchased included unsettled trades with DWR of $797,880.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $27,260. At September 30, 1995, the Fund had an accrued pension liability of $33,778 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $55,000.

Dean Witter Developing Growth Securities Trust
NOTES TO FINANCIAL STATEMENTS September 30, 1995, continued
------------------------------------------------------------------------------

5.  SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                                  SEPTEMBER 30, 1995               SEPTEMBER 30, 1994
                                             -------------------------------  -------------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                             --------------  ---------------  --------------  ---------------
Sold .......................................  20,063,775     $ 404,852,064     18,140,578     $ 331,909,789
Reinvestment of dividends and distributions      166,910         2,830,799        876,511        15,566,841
                                             --------------  ---------------  --------------  ---------------
                                              20,230,685       407,682,863     19,017,089       347,476,630
Repurchased ................................ (18,669,019)     (367,948,349)   (11,367,004)     (203,942,601)
                                             --------------  ---------------  --------------  ---------------
Net increase ...............................   1,561,666     $  39,734,514      7,650,085     $ 143,534,029
                                             ==============  ===============  ==============  ===============

6.  FEDERAL INCOME TAX STATUS

As of September 30, 1995, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from permanent book/tax differences for the year ended September 30, 1995, accumulated undistributed net realized gain was charged $3,892,747, paid-in-capital was charged $12,689 and accumulated net investment loss was credited $3,905,436.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED SEPTEMBER 30
                               ----------------------------------------------------------
                                   1995        1994        1993        1992        1991
-----------------------------  ----------  ----------  ----------  ----------  ----------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period           $17.55      $20.50      $12.20      $ 14.05     $ 8.92
                               ----------  ----------  ----------  ----------  ----------
Net investment income (loss)    (0.19)       --         (0.12)       (0.12)     (0.07)
Net realized and
 unrealized gain (loss)          8.34       (1.82)       8.42        (1.73)      5.20
                               ----------  ----------  ----------  ----------  ----------
Total from investment
 operations                      8.15       (1.82)       8.30        (1.85)      5.13
                               ----------  ----------  ----------  ----------  ----------
Less dividends and
 distributions from:
 Net investment income           --          --          --           --         --
 Net realized gain              (0.16)      (1.13)       --           --         --
                               ----------  ----------  ----------  ----------  ----------
Total dividends and
 distributions                  (0.16)      (1.13)       --           --         --
                               ----------  ----------  ----------  ----------  ----------
Net asset value,
 end of period                 $25.54      $17.55      $20.50      $ 12.20     $14.05
                               ==========  ==========  ==========  ==========  ==========
Total Investment Return+        46.87 %     (8.88)%     67.95 %     (13.17)%    57.51 %
Ratios To
 Average Net Assets:
Expenses                         1.77 %      1.78 %      1.84 %       1.86 %     1.92 %
Net investment income (loss)    (1.04)%     (1.32)%     (1.52)%      (1.14)%    (0.73)%
Supplemental Data:
Net assets, end of period,
 in thousands                    $534,869    $340,169    $240,389    $112,982    $115,337
Portfolio turnover rate           114 %       160 %       203 %        153 %       88 %

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                   1990       1989        1988        1987        1986
-----------------------------  ----------  ---------  ----------  ----------  ----------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period           $ 11.33     $  9.67    $  10.96    $   8.57    $   7.68
                               ----------  ---------  ----------  ----------  ----------
Net investment income (loss)     (0.15)       0.04       (0.03)      (0.02)       0.01
Net realized and
 unrealized gain (loss)          (2.21)       1.62       (1.26)       2.42        0.92
                               ----------  ---------  ----------  ----------  ----------
Total from investment
 operations                      (2.36)       1.66       (1.29)       2.40        0.93
                               ----------  ---------  ----------  ----------  ----------
Less dividends and
 distributions from:
 Net investment income           (0.05)       --         --          (0.01)      (0.04)
 Net realized gain                --          --         --          --          --
                               ----------  ---------  ----------  ----------  ----------
Total dividends and
 distributions                   (0.05)       --         --          (0.01)      (0.04)
                               ----------  ---------  ----------  ----------  ----------
Net asset value,
 end of period                 $  8.92     $ 11.33    $   9.67    $  10.96    $   8.57
                               ==========  =========  ==========  ==========  ==========
Total Investment Return+        (20.87)%     17.17%     (11.77)%     28.07 %     12.22%
Ratios To
 Average Net Assets:
Expenses                          2.02 %      1.89%       1.90 %      1.83 %      1.80%
Net investment income (loss)     (1.32)%      0.59%      (0.28)%     (0.20)%      0.08%
Supplemental Data:
Net assets, end of period,
 in thousands                  $67,604     $89,236    $108,411    $179,276    $139,662
Portfolio turnover rate             53 %        84%         70 %        68 %        90%

------------
 Does not reflect the deduction of sales charge.

                        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Developing Growth Securities Trust (the "Fund") at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
November 10, 1995

                     1995 FEDERAL TAX NOTICE (unaudited)

       During the year ended September 30, 1995, the Fund paid to the shareholders $0.16 per share from long-term capital gains.

TRUSTEES
Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Sheldon Curtis
Vice President, Secretary and General Counsel
Ronald J. Worobel
Vice President
Jayne Stevlingson
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

         DEAN WITTER
         DEVELOPING
         GROWTH
         SECURITIES
         TRUST
         ANNUAL REPORT
         SEPTEMBER 30, 1995